Operating leases as lessor	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Operating leases as lessor
16.	Operating leases as lessor

On March 25, 2014, the company entered into an operating lease agreement to lease out certain of its buildings located in Shenzhen. The lease term is 3 years from May 1, 2014 to April 30, 2017. The minimum lease payments to be received in the next three years consist of the following:

Years ending December 31,	Minimum lease payments
2015	$2,772
2016	2,772
2017	924

Total minimum lease payments to be received	$6,468